Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014
Other Commitments [Line Items]
Lease contract period			6 years
Lease renewal term			4 years
Rent expense	$ 390,000	$ 31,000	$ 53,000	$ 17,000
2014			120,000
2015			269,000
2016			302,000
2017			311,000
2018			320,000
2019 and thereafter			441,000
Accrued royalties	0
Aggregate annual maintenance fees payable	46,000
Lease Commitments [Member] | First Amendment [Member]
Other Commitments [Line Items]
2014					39,000
2015					200,000
2016					200,000
2017					200,000
2018					200,000
2019 and thereafter					$ 200,000